SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	2,996,000	2,769,000
Share options granted, average exercise price	$ 1.88	$ 2.35
Weighted average grant-date fair value	$ 1.05	$ 1.35
Long-term financial liability | $	$ 8,152	$ 4,572
Weighted average fair value at measurement date share options granted | $	$ 2,993	$ 4,344
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%
Directors, executives and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	2,996,000	2,769,000
Share options granted, average exercise price	$ 1.88	$ 2.35
Total fair value of options granted | $	$ 3,156	$ 3,738
Weighted average grant-date fair value	$ 1.05	$ 1.35
Independent directors [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%
Options exercise period	5 years
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	303,750	342,750
Weighted average fair value at measurement date share awards granted per share	$ 1.78	$ 2.37
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	880,000	830,000
Weighted average fair value at measurement date share awards granted per share	$ 2.87	$ 4.25
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%
Performance Share Units [Member] | Senior Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	880,000	830,000
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	500,000	380,000
Weighted average fair value at measurement date share awards granted per share	$ 1.78	$ 2.34